EMPLOYEE BENEFIT PLANS	12 Months Ended
Sep. 30, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 10 EMPLOYEE BENEFIT PLANS

We maintain a domestic noncontributory defined benefit pension plan covering certain U.S. employees who meet certain age and service requirements. In July 2003, we revised the Helmerich & Payne, Inc. Employee Retirement Plan ("Pension Plan") to close the Pension Plan to new participants effective October 1, 2003, and reduce benefit accruals for current participants through September 30, 2006, at which time benefit accruals were discontinued and the Pension Plan was frozen.

The following table provides a reconciliation of the changes in the pension benefit obligations and fair value of Pension Plan assets over the two-year period ended September 30, 2011 and a statement of the funded status as of September 30, 2011 and 2010:

	2011	2010
	(in thousands)
Accumulated Benefit Obligation	$104,911	$102,097
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	$102,097	$89,996
Interest cost	4,519	4,825
Actuarial gain	2,411	11,482
Benefits paid	(4,116)	(4,206)

Projected benefit obligation at end of year	$104,911	$102,097

Change in plan assets
Fair value of plan assets at beginning of year	$61,388	$57,181
Actual return on plan assets	(1,323)	5,005
Employer contribution	11,335	3,408
Benefits paid	(4,116)	(4,206)

Fair value of plan assets at end of year	$67,284	$61,388

Funded status of the plan at end of year	$(37,627)	$(40,709)

The amounts recognized in the Consolidated Balance Sheets are as follows (in thousands):
Accrued liabilities	$(68)	$(181)
Noncurrent liabilities – other	(37,559)	(40,528)

Net amount recognized	$(37,627)	$(40,709)

The amounts recognized in Accumulated Other Comprehensive Income at September 30, 2011 and 2010, and not yet reflected in net periodic benefit cost, are as follows (in thousands):
Net actuarial gain (loss)	$(43,781)	$(38,001)
Prior service cost	(2)	(2)

Total	$(43,783)	$(38,003)

The amount recognized in Accumulated Other Comprehensive Income and not yet reflected in periodic benefit cost expected to be amortized in next year's periodic benefit cost is a net actuarial loss of $3.5 million.

The weighted average assumptions used for the pension calculations were as follows:

Years Ended September 30,	2011	2010	2009
Discount rate for net periodic benefit costs	4.48%	5.42%	7.25%
Discount rate for year-end obligations	4.33%	4.48%	5.42%
Expected return on plan assets	8.00%	8.00%	8.00%

We contributed $11.3 million to the Pension Plan in fiscal 2011 to fund distributions in lieu of liquidating pension assets. We estimate contributing at least $0.8 million in fiscal 2012 to meet the minimum contribution required by law and expect to make additional contributions in fiscal 2012 if needed to fund unexpected distributions.

Components of the net periodic pension expense (benefit) were as follows:

Years Ended September 30,	2011	2010	2009
	(in thousands)
Interest cost	$4,519	$4,825	$4,988
Expected return on plan assets	(5,050)	(4,552)	(4,643)
Amortization of prior service cost	—	—	(1)
Recognized net actuarial loss	2,976	2,295	3
Settlement/curtailment	28	—	—

Net pension expense (benefit)	$2,473	$2,568	$347

The following table reflects the expected benefits to be paid from the Pension Plan in each of the next five fiscal years, and in the aggregate for the five years thereafter (in thousands).

Years Ended September 30,
2012	2013	2014	2015	2016	2017-2021	Total
$6,171	$5,626	$5,278	$5,965	$6,678	$35,649	$65,367

Included in the Pension Plan is an unfunded supplemental executive retirement plan.

INVESTMENT STRATEGY AND ASSET ALLOCATION

Our investment policy and strategies are established with a long-term view in mind. The investment strategy is intended to help pay the cost of the Plan while providing adequate security to meet the benefits promised under the Plan. We maintain a diversified asset mix to minimize the risk of a material loss to the portfolio value that might occur from devaluation of any single investment. In determining the appropriate asset mix, our financial strength and ability to fund potential shortfalls are considered. Plan assets are invested in portfolios of diversified public-market equity securities and fixed income securities. The Plan holds no securities of the Company.

The expected long-term rate of return on Plan assets is based on historical and projected rates of return for current and planned asset classes in the Plan's investment portfolio after analyzing historical experience and future expectations of the return and volatility of various asset classes.

The target allocation for 2012 and the asset allocation for the Pension Plan at the end of fiscal 2011 and 2010, by asset category, follows:

	Target Allocation	Percentage of Plan Assets At September 30,
Asset Category	2012	2011	2010

U.S. equities	56%	56%	53%
International equities	14	13	15
Fixed income	25	30	31
Real estate and other	5	1	1

Total	100%	100%	100%

PLAN ASSETS

The fair value of Plan assets at September 30, 2011 and 2010, summarized by level within the fair value hierarchy described in Note 8, are as follows:

	Fair Value as of September 30, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$156	$156	$—	$—
Mutual funds:
Domestic stock funds	28,288	28,288	—	—
Bond funds	20,127	20,127	—	—
International stock funds	8,848	8,848	—	—

Total mutual funds	57,263	57,263	—	—
Domestic common stock	8,252	8,252	—	—
Common collective trust	535	—	535	—
Foreign equity stock	803	803	—	—
Oil and gas properties	275	—	—	275

Total	$67,284	$66,474	$535	$275

	Fair Value as of September 30, 2010
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$63	$63	$—	$—
Mutual funds:
Domestic stock funds	17,858	17,858	—	—
Bond funds	18,872	18,872	—	—
International stock funds	8,956	8,956	—	—

Total Mutual funds	45,686	45,686	—	—
Domestic common stock	13,710	13,710	—	—
Common collective trust	785	—	785	—
Foreign equity stock	869	869	—	—
Oil and gas properties	275	—	—	275

Total	$61,388	$60,328	$785	$275

The Plan's financial assets utilizing Level 1 inputs include publicly traded mutual funds, common stock and foreign equity stocks. These assets are valued based on quoted prices in active markets for identical securities. The Plan's financial assets utilizing Level 2 inputs include a common collective trust (Wells Fargo Short-term Investment Fund). The statements of net assets available for benefits present the fair value of the Wells Fargo Short-term Investment Fund. The Plan's interest in the common collective trust is valued at net asset value per unit provided by the Plan's trustee. The Plan's financial instruments utilizing Level 3 inputs consist of oil and gas properties. The fair value of oil and gas properties is determined by Wells Fargo Bank, N.A., based upon actual revenue received for the previous twelve-month period and experience with similar assets.

The following table sets forth a summary of changes in the fair value of the Plan's Level 3 assets for the years ended September 30, 2011 and 2010:

	Oil and Gas Properties
Years Ended September 30,	2011	2010
	(in thousands)
Balance, beginning of year	$275	$435
Unrealized losses relating to property still held at the reporting date	—	(160)

Balance, end of year	$275	$275

DEFINED CONTRIBUTION PLAN

Substantially all employees on the United States payroll may elect to participate in the 401(k)/Thrift Plan by contributing a portion of their earnings. We contribute an amount equal to 100 percent of the first five percent of the participant's compensation subject to certain limitations. The annual expense incurred for this defined contribution plan was $21.0 million, $14.2 million and $14.3 million in fiscal 2011, 2010 and 2009, respectively.